UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         February 12, 2010
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    75
                                                    ------------------

Form 13F Information Table Value Total:              $ 324,051
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    15899   192315 SH       Sole                   192315
ALLSTATE CORP.                 COM              020021010      210     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103     3252   165673 SH       Sole                   165673
APPLE INC                      COM              037833100     1984     9416 SH       Sole                     9416
ASCENT MEDIA CORP              COM              043632108     2553   100000 SH       Sole                   100000
AT&T CORP.                     COM              001957109      353    12607 SH       Sole                    12607
BANK OF AMERICA                COM              060505104      309    20529 SH       Sole                    20529
BERKSHIRE HATHAWAY CL A        COM              084670108      595        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702     6063     1845 SH       Sole                     1845
BP PLC - SPONS ADR             COM              056622104      392     6766 SH       Sole                     6766
BRISTOL-MYERS                  COM              110122108      482    19100 SH       Sole                    19100
BROCADE COMM.                  COM              111621306     4078   534500 SH       Sole                   534500
CHEVRON CORP                   COM              166764100     4351    56515 SH       Sole                    56515
COCA COLA CO                   COM              191216100     4604    80767 SH       Sole                    80767
CONOCOPHILLIPS                 COM              20825C104      919    17995 SH       Sole                    17995
CONSECO INC                    COM              208464883    16514  3302750 SH       Sole                  3302750
DISCOVER COMM  C               COM              25470F302    14776   557150 SH       Sole                   557150
DU PONT                        COM              163534109      393    11679 SH       Sole                    11679
EMC CORP./MASS                 COM              268648102      349    20000 SH       Sole                    20000
EXXON MOBIL                    COM              30231G102      762    11169 SH       Sole                    11169
FEDERATED INVESTORS            COM              314211103     1002    36447 SH       Sole                    36447
FORTUNE BRANDS                 COM              349631101    34866   807077 SH       Sole                   807077
GOOGLE INC                     COM              38259P508     1802     2907 SH       Sole                     2907
GREAT LAKES DREDGE & DOCK      COM              390607109     7896  1218500 SH       Sole                  1218500
HARMAN INTL.                   COM              413086109    18303   518805 SH       Sole                   518805
IDT CORPORATION                COM              448947309     2182   449833 SH       Sole                   449833
J.P. MORGAN CHASE              COM              46625H100     5821   139701 SH       Sole                   139701
JOHNSON & JOHNSON              COM              478160104      291     4517 SH       Sole                     4517
LIBERTY MEDIA-INTERACTIVE      COM              53071M104     4065   375000 SH       Sole                   375000
MARSHALL&ILSLEY                COM              571837103     2015   369726 SH       Sole                   369726
MERITOR SAVINGS BANK           COM              590007100     2880  1059001 SH       Sole                  1059001
MICROSOFT CORP                 COM              594918104     5466   179320 SH       Sole                   179320
MS EMERGING MKTS DOMESTIC DEBT COM              617477104      205    15000 SH       Sole                    15000
NORWOOD RES.                   COM              669958100        1    10000 SH       Sole                    10000
PACIFIC RIM MINING             COM              694915208       15    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106      812    30000 SH       Sole                    30000
PAYCHEX INC.                   COM              704326107     1321    43100 SH       Sole                    43100
PFIZER INC                     COM              717081103     9313   512000 SH       Sole                   512000
PHILIP MORRIS INTl.            COM              718172109     8642   179336 SH       Sole                   179336
PINNACLE WEST                  COM              723484101     1622    44350 SH       Sole                    44350
PLAINS ALL AMERICAN PIPELINE   COM              726503105      280     5300 SH       Sole                     5300
PNC BANK CORP.                 COM              693475105      400     7568 SH       Sole                     7568
POLYMER GROUP INC              COM              731745204     1301    92916 SH       Sole                    92916
PRIMEDIA INC                   COM              74157K846     4115  1140000 SH       Sole                  1140000
PROCTER & GAMBLE               COM              742718109      211     3483 SH       Sole                     3483
ROYAL DUTCH SHELL              COM              780259206     1070    17800 SH       Sole                    17800
TRANSOCEAN LTD                 COM              040674667     3868    46717 SH       Sole                    46717
TYCO ELECTRONICS               COM              G9144P105     2455   100005 SH       Sole                   100005
TYCO INTL.                     COM              G9143X208    18892   529494 SH       Sole                   529494
UNICA CORP                     COM              904583101     4456   575000 SH       Sole                   575000
UNITED BANKSHARES              COM              909907107      220    11000 SH       Sole                    11000
USG Corp                       COM              903293405     2463   175300 SH       Sole                   175300
VERIZON COMM.                  COM              92343V104     3828   115553 SH       Sole                   115553
ZIMMER HOLDINGS                COM              98956P102    11171   188985 SH       Sole                   188985
ISHARES OIL EQUIP. AND SERVICE MUTUAL           464288844     9104   211625 SH       Sole                   211625
MARKET VECTORS GOLD MINERS ETF MUTUAL           57060U100      730    15800 SH       Sole                    15800
SPDR TRUST SERIES 1            MUTUAL           78462F103      337     3025 SH       Sole                     3025
SPDR-HEALTHCARE                MUTUAL           81369Y209     4193   134950 SH       Sole                   134950
SPDR-UTILITIES                 MUTUAL           81369Y886      373    12015 SH       Sole                    12015
VANGUARD GROWTH ETF            MUTUAL           922908736      700    13185 SH       Sole                    13185
iSHARES BIOTECH                MUTUAL           464287556      333     4074 SH       Sole                     4074
iSHARES DIVIDEND               MUTUAL           464287168      313     7120 SH       Sole                     7120
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      257     7000 SH       Sole                     7000
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    36440   731000 SH       Sole                   731000
iSHARES S&P 500/BARRA VALUE    MUTUAL           464287408      212     4000 SH       Sole                     4000
ISHARES EAFE GROWTH INDEX      COM              464288885      314     5700 SH       Sole                     5700
ISHARES COMEX GOLD TRUST       COM              464285105      322     3000 SH       Sole                     3000
SPDR GOLD TRUST                COM              78463v107     7354    68530 SH       Sole                    68530
iSHARES AGGREG. INDEX          BOND             464287226     7081    68620 SH       Sole                    68620
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2201    21175 SH       Sole                    21175
iSHARES INVEST. GRADE CORP.    BOND             464287242     6684    64179 SH       Sole                    64179
BLACKROCK MUNIYIELD FLA        TAX-FREE         09254R104      431    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      911    73027 SH       Sole                    73027
SPDR SHORT TERM MUNI           TAX-FREE         78464A425     2522   105000 SH       Sole                   105000
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108     1148    90139 SH       Sole                    90139